Deposits from the Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2020
Deposits from the Central Bank and credit institutions
Financial liabilities
Schedule of financial liabilities

	12/31/2019	12/31/2020

Classification:
Other financial liabilities at fair value through profit or loss	141,263	79,859
Financial liabilities at amortized cost	72,969	187,503
	214,232	267,362
Type:
Reciprocal accounts	7,272	9,418
Time deposits	8,914	5,538
Overnight deposits	26,710	23,826
Repurchase agreements	141,263	206,188
Other accounts	29,961	22,329
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	8,960	—
Others	21,001	22,329
Accrued interest	112	63
	214,232	267,362
Currency:
Peso	195,604	239,831
USD	18,565	27,494
Other currencies	63	37
	214,232	267,362